Exhibit 99.1

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Collection Period	31-May-20	30/360 Days	30	Collection Period Start	1-May-20
Distribution Date	15-Jun-20	Actual/360 Days	31	Collection Period End	31-May-20
				Prior Month Settlement Date	15-May-20
				Current Month Settlement Date	15-Jun-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,364,914,302.27	1,096,712,877.73	1,063,084,970.20	0.816449
Yield Supplement Overcollaterization		62,830,425.78	45,512,268.69	43,440,634.94
Total Adjusted Pool Balance		1,302,083,876.49	1,051,200,609.04	1,019,644,335.26
Total Adjusted Securities		1,302,083,876.49	1,051,200,609.04	1,019,644,335.26	0.783087
Class A-1 Notes	1.95978%	275,000,000.00	24,116,732.55	0.00	0.000000
Class A-2a Notes	1.97000%	371,250,000.00	371,250,000.00	364,845,525.38	0.982749
Class A-2b Notes	0.42363%	60,000,000.00	60,000,000.00	58,964,933.39	0.982749
Class A-3 Notes	1.93000%	431,250,000.00	431,250,000.00	431,250,000.00	1.000000
Class A-4 Notes	1.95000%	112,500,000.00	112,500,000.00	112,500,000.00	1.000000
Certificates	0.00000%	52,083,876.49	52,083,876.49	52,083,876.49	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount

Class A-1 Notes	24,116,732.55	40,699.12	87.6972093	0.1479968
Class A-2a Notes	6,404,474.62	609,468.75	17.2511101	1.6416667
Class A-2b Notes	1,035,066.61	21,887.55	17.2511101	0.3647925
Class A-3 Notes	0.00	693,593.75	—	1.6083333
Class A-4 Notes	0.00	182,812.50	—	1.6250000
Certificates	0.00	0.00	—	—

Total Securities	31,556,273.78	1,548,461.67

I. COLLECTIONS

Interest:
Interest Collections				3,202,402.08
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,202,402.08
Principal:
Principal Collections				32,402,790.58
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				32,402,790.58
Recoveries of Defaulted Receivables				707,397.95

Total Collections				36,312,590.61

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			52,706	1,051,200,609.04
Total Principal Payment				31,556,273.78

			51,893	1,019,644,335.26

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	36,312,590.61
Reserve Account Draw	0.00
Total Available for Distribution	36,312,590.61
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	913,927.40
Servicing Fee Paid	913,927.40
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	40,699.12
Class A-1 Notes Monthly Interest Paid	40,699.12
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	609,468.75
Class A-2a Notes Monthly Interest Paid	609,468.75
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	21,887.55
Class A-2b Notes Monthly Interest Paid	21,887.55
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	693,593.75
Class A-3 Notes Monthly Interest Paid	693,593.75
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	182,812.50
Class A-4 Notes Monthly Interest Paid	182,812.50
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,548,461.67
Total Note Monthly Interest Paid		1,548,461.67
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		33,850,201.54
4. Total Monthly Principal Paid on the Notes		31,556,273.78
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		31,556,273.78
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,293,927.76
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,293,927.76

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,209.69
Required Reserve Account Amount		3,255,209.69
Beginning Reserve Account Balance		3,255,209.69
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,209.69
Required Reserve Account Amount for Next Period		3,255,209.69

VI. POOL STATISTICS

Weighted Average Coupon		3.82%
Weighted Average Remaining Maturity		50.40

	Amount	Number
Principal on Defaulted Receivables	1,225,116.95	47
Principal Recoveries of Defaulted Receivables	707,397.95

Monthly Net Losses	517,719.00
Pool Balance at Beginning of Collection Period	1,096,712,877.73
Net Loss Ratio for Third Preceding Collection Period	1.23%
Net Loss Ratio for Second Preceding Collection Period	1.12%
Net Loss Ratio for Preceding Collection Period	1.38%
Net Loss Ratio for Current Collection Period	0.57%
Four-Month Average Net Loss Ratio	1.07%
Cumulative Net Losses for all Periods	7,598,441.21

Nissan Auto Receivables 2019-C Owner Trust

Servicer’s Certificate

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,746,760.60	168	0.35%
61-90 Days Delinquent	1,338,275.39	57	0.13%
91-120 Days Delinquent	674,616.49	31	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,759,652.48	256	0.54%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.18%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.19%	0.17%
Delinquency Ratio for Preceding Collection Period	0.18%	0.16%
Delinquency Ratio for Current Collection Period	0.19%	0.17%
Four-Month Average Delinquency Ratio	0.18%	0.17%
60 Day Delinquent Receivables	2,062,718.67
Delinquency Percentage	0.19%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	49,800,890.62
Number of Extensions	1,776

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

3. Has there been an issuance of notes or other securities backed by the Receivables?	NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO